Registration Nos. 33-47507
                  811-6652

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X


Pre-Effective Amendment No.                                   _____


Post-Effective Amendment No.  10                                 X


REGISTRATION STATEMENT UNDER THE INVESTMENT
          COMPANY ACT OF 1940                                   X


Amendment No.  12                                               X


                         JULIUS BAER INVESTMENT FUNDS
                       (formerly BJB Investment Funds)

               (Exact name of Registrant as Specified in Charter)

                  330 Madison Avenue, New York, New York 10017
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 297-3600


                               Michael K. Quain
                                  President




              c/o Bank Julius Baer & Co. Ltd., (New York Branch)
                               330 Madison Avenue
                            New York, New York 10017
                    (Name and Address of Agent for Service)

  --------------------------------------------------------------------------


It is proposed that this filing will become effective (check appropriate box):


__X__ immediately upon filing pursuant to paragraph (b)



_____ on (date) pursuant to paragraph (b)


_____ 60 days after filing pursuant to paragraph (a)(1)

_____ pursuant to paragraph (a)(1)

_____ 75 days after filing pursuant to paragraph (a)(2)

_____ on (date) pursuant to paragraph (a)(2) of rule 485.

Title of Securities Being Registered: Shares of Beneficial Interest

                            EXPLANATORY NOTE

     This Post-Effective Amendment to the Registration Statement on Form N-1A of Julius Baer Investment Funds (the "Fund") (File Nos. 33-47507 and 811-6652) is being filed pursuant to Rule 485(b) of the Securities Act of 1933 in order to electronically file certain exhibits to the Fund's Part C which were previously only filed with the Securities and Exchange Commission in paper form. The Prospectus and Statement of Additional Information of the Fund have not changed and will not be filed herein.

                                     PART C

                               OTHER INFORMATION

Item  24.  Financial  Statements  and  Exhibits

(a)               Financial Statements:

                       Included in Part A:

                             Financial Highlights

                       Included in Part B:

                       Financial Statements for the fiscal year ended October 31, 1997 for BJB Global Income Fund and BJB International Equity Fund are incorporated into the Statement of Additional Information by reference to the Annual Report of BJB Investment Funds

                       Portfolio of Investments
                       Schedule of Forward Foreign Exchange Contracts Statements of Assets and Liabilities
                       Statements of Operations
                       Statements of Changes in Net Assets for the Periods Ended October 31, 1997 and October 31, 1996 Financial Highlights
                       Notes to Financial Statements
                       Independent Auditors' Report



(b)               Exhibits

    1 (a) Registrant's Master Trust Agreement dated April 30, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

      (b) Amendment No. 1 to Master Trust Agreement dated June 22, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

      (c)         Amendment No. 2 to Master Trust Agreement dated September
                  16, 1993, is incorporated by reference to Post-Effective
                  Amendment No. 6 as filed with the SEC via EDGAR on December
                  29, 1995.

      (d)         Amendment No. 3 to Master Trust Agreement dated January 26,
                  1995, is incorporated by reference to Post-Effective
                  Amendment No. 6 as filed with the SEC via EDGAR on December
                  29, 1995.

    2 Registrant's By-Laws dated April 30, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

    3             Not applicable.

    4             Not applicable.

    5 (a)         Investment Advisory Agreement between the Registrant and
                  Bank Julius Baer & Co., Ltd., New York Branch on behalf of
                  BJB International Equity Fund dated October 4, 1993, is incorporated by reference to Post-Effective Amendment
                  No. 6 as filed with the SEC via EDGAR on December 29, 1995.

      (b) Amended and Restated Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc. on behalf of BJB Global Income Fund dated October 4, 1993, is incorporated by reference to Post-Effective Amendment
                  No. 6 as filed with the SEC via EDGAR on December 29, 1995.

      (c)         Investment Advisory Agreement between the Registrant and Bank
                  Julius Baer & Co., Ltd., New York Branch on behalf of the
                  Julius Baer Global Income Fund dated July 1, 1998.

    6 (a)         Distribution Agreement between the Registrant and Funds
                  Distributor, Inc. on behalf of BJB Global Income Fund dated
                  June 30, 1992.

      (b)         Amended Distribution Agreement between the Registrant and
                  Funds Distributor, Inc. dated April 13, 1994.

    7             Not applicable.

    8             Custodian Agreement between the Registrant and Investors Bank
                  & Trust Company dated January 30, 1995, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

   9  (a)         Transfer Agent Agreement between the Registrant and Unified
                  Advisers, Inc. dated March 28, 1994.

      (b)         Administration Agreement between the Registrant and
                  Investors Bank & Trust Company dated January 30, 1995, is incorporated by reference to Post-Effective Amendment
                  No. 6 as filed with the SEC via EDGAR on December 29, 1995.

      (c)         New Account Application with Unified Advisers, Inc.

      (d)         Automatic Investment Plan Application

   10             Not applicable.

   11             Not applicable.



   12             Not applicable.

   13             Purchase Agreement between the Registrant and Funds
                  Distributor, Inc. on behalf of BJB Global Income Fund dated June 18, 1992.

   14             Not applicable.

   15 (a)         Distribution Plan between the Registrant and Funds
                  Distributor, Inc. on behalf of BJB Global Income Fund and
                  BJB International Equity Fund, dated October 4, 1993.

      (b) Shareholder Services Plan on behalf of BJB Global Income Fund and BJB International Equity Fund, dated October 4, 1993.

      (c)         Shareholder Servicing Agreement between the Registrant and
                  Julius Baer Investment Management Inc. on behalf of BJB
                  Global Income Fund and BJB International Equity Fund, dated
                  October 4, 1993.

   16             Computation of performance quotations for BJB Global Income
                  Fund and BJB International Equity Fund.

   18             Multiclass Plan Pursuant to Rule 18f-3 under the Investment
                  Company Act of 1940  for BJB Investment Funds dated
                  December 14, 1995, is incorporated by reference to Post-
                  Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

   19 Powers of Attorney dated December 26, 1995, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

   27             Not Applicable


Item  25.         Persons Controlled by or Under Common  Control  with
                  Registrant

                  None

Item  26.         Number of Holders of Securities

                           (1)                                  (2)

                    Title  of  Class                    Number of Record Holders
                                                         as of June 12, 1998
                    Beneficial Interest,                      Shares
                    par value $.001 per
                    share

                    Julius Baer Global Income Fund              20

                    Julius Baer International Equity Fund       26



Item  27.       Indemnification

The response to this item is incorporated by reference to the Registration Statement.

Item 28.     Business and Other Connections of Investment Adviser and
             Servicing Agent


         Bank Julius Baer & Co., Ltd., New York Branch ("BJB-NY") serves as the investment adviser to Julius Baer International Equity Fund and Julius Baer Global Income Fund. BJB-NY also provides Julius Baer International Equity Fund with certain administrative and shareholder services that are not provided by the Administrator and also acts as servicing agent to Julius Baer Global Income Fund. BJB-NY is a Swiss bank that has over 50 years experience in international portfolio management. A list of officers and directors of BJB-NY as of June 1, 1998, is set forth below. The address of the following individuals is 330 Madison Avenue, New York, New York.


         Officers of BJB-NY are Bernard Spilko (General Manager and Senior
Vice President), Joachim Straehle (Deputy Branch Manager and Senior Vice President), Francoise M. Birnholz (Senior Vice President), Richard C. Pell (First Vice President), Ashley Richards (First Vice President), Maria Lipton (First Vice President), Gary Goldschmidt (First Vice President), Cono Gallo (First Vice President), John H.S. Boys (First Vice President), Vasili Tsamis (First Vice President), Oskar Weiss (First Vice President), Edward Clapp (First Vice President), Josef A. Huber (First Vice President), Walter J. Simon (First Vice President), Larry Millman (First Vice President), Manuel Reyes (First Vice President), Hanson Liang (First Vice President), David Taylor (First Vice President), Brian Ach (Vice President), Jeanette Attina (Vice President), Robin Bloom (Vice President), David Broder (Vice President), Sin Chiu (Vice President), Keith D. Christopher (Vice President), Paula Ciriliano (Vice President), Michael DiLed (Vice President), Denise Downey (Vice President), Peter Embiricos (Vice President), Marian Hayden (Vice President), Rene Meyer (Vice President), Rudoph-Raid Younes (Vice President), Michael K. Quain (Vice President), Nuri Benturk (Vice President), Brenda Pimental (Vice President), Alphonse Pugliese (Vice President), Terence Reynolds (Vice President), Sadakichi Robbins (Vice President), Michael Rosen (Vice President), Tanya Rozina (Vice President), Susan Scarborough (Vice President), Dominique Spillman (Vice President), Benjamin Strauss (Vice President), Elaine Taranto (Vice President), Balz Eggimann (Management Committee), E. Gary Lespinasse (Management Committee), Mark Linnan (Management Committee), Urs G. Schwytter (Management Committee), Philip T. Ciriello (Management Committee).


Item 29. Principal Underwriter.

        (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
The JPM Series Trust
The JPM Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
The PanAgora Institutional Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WBBS Index Fund, Inc.


        Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.


        (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

Director, President and Chief          -Marie F. Connolly
  Executive Officer

Executive Vice President               -Richard W. Ingram
Executive Vice President               -Donald R. Roberson
Executive Vice President               -William S. Nichols
Senior Vice President                  -Michael S. Petrucelli
Director, Senior Vice President,       -Joseph F. Tower, III
  Treasurer and Chief Financial
  Officer

Senior Vice President                  -Paula R. David
Senior Vice President                  -Allen B. Closser
Senior Vice President                  -Bernard A. Whalen

(c) Not applicable

Item  30.    Location  of  Accounts  and  Records

                         (1)  Julius Baer Investment Funds
                                c/o Bank Julius Baer & Co. Ltd, New York Branch 330 Madison Avenue
                                New York, New York  10017

                         (2)  Investors Bank & Trust Company
                                200 Clarendon Street
                                Boston, Massachusetts 02116
                                (records relating to its functions as
                                administrator and custodian)

                         (3)  Funds Distributor, Inc.
                                60 State Street
                                Boston, Massachusetts 02109
                                (records relating to its functions as
                                distributor)

                         (4)  Unified Fund Services Inc.
                                431 North Pennsylvania Street
                                Indianapolis, Indiana 46204-1897
                                (records relating to its functions as transfer
                                 agent)



                         (5) Bank Julius Baer & Co., Ltd., New York Branch 330 Madison Avenue
                                New York, New York 10017
                                (records relating to its functions as investment


                                adviser, and servicing agent)

Item  31.    Management  Services

                              Not applicable.

Item  32.    Undertakings

             (a) Registrant hereby undertakes to call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee, if requested to do so by the holders of at least 10% of the Fund's outstanding shares, and will assist the shareholders in communicating with other shareholders.

             (b) Registrant hereby undertakes to furnish to each person to whom a Prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 10th day of July, 1998.


                                JULIUS BAER INVESTMENT FUNDS
                                (Registrant)


                                  By:    /s/ Michael K. Quain
                                      --------------------------
                                        Michael K. Quain
                                        President


        Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                Title                          Date
---------                -----                          ----

/s/ Michael K. Quain     President, Treasurer, Chief    July 10, 1998
----------------------   Financial Officer and
Michael K. Quain         Secretary

/s/ Harvey B. Kaplan*                                   July 10, 1998
---------------------    Trustee
Harvey B. Kaplan

/s/ Robert S. Matthews*                                 July 10, 1998
----------------------   Trustee
Robert S. Matthews


/s/ Gerard J.M. Vlak*                                   July 10, 1998
---------------------    Trustee
Gerard J.M. Vlak

/s/ Martin Vogel*                                       July 10, 1998
---------------------    Trustee
Martin Vogel

/s/ Peter Wolfram*                                      July 10, 1998
---------------------    Trustee
Peter Wolfram



*By /s/ Paul J. Jasinski
    ------------------------
    (As Attorney-in-Fact pursuant
    to Powers of Attorney
    filed herewith)

                                EXHIBIT INDEX


Item
----
Page
----

5  (c)   Investment Advisory Agreement

6  (a)   Distribution Agreement
   (b)   Amended Distribution Agreement

9  (a)   Transfer Agent Agreement
   (c)   New Account Application
   (d)   Automatic Investment Plan Application

13       Purchase Agreement

15 (a)   Distribution Plan
   (b)   Shareholder Services Plan
   (c)   Shareholder Services Agreement

16       Computation of Performance Quotations
